Ox Hill Note Receivable and Future Receivables Obligation - Schedule of Future Receivables Financing (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Future Receivables Financing [Line Items]
Balance March 31, 2026	$ 16,113,228
Interest amortized	3,590,302
Amount due	19,703,530
Balance due to lender	3,650,726
TRINITY [Member]
Schedule of Future Receivables Financing [Line Items]
Paid to lender	(12,252,804)
Ox Hill [Member]
Schedule of Future Receivables Financing [Line Items]
Paid to lender	$ (3,800,000)